GMO Benchmark-Free Fund
GMO BENCHMARK-FREE FUND
Investment objective
Positive total return.
Fees and expenses
The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	GMO Benchmark-Free Fund Class III
Purchase premium (as a percentage of amount invested)	0.25%
Redemption fee (as a percentage of amount redeemed)	0.25%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GMO Benchmark-Free Fund Class III
Management fee	none
Shareholder service fee	none
Other expenses	0.05%
Acquired fund fees and expenses (underlying fund expenses)	0.31%	[1]
Total annual fund operating expenses	0.36%
Expense reimbursement	(0.04%)	[2]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.32%
[1]	Consists of approximately 0.26% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.05% in purchase premiums and redemption fees paid to underlying funds.
[2]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund's direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares

Expense Example	1 Year	3 Years	5 Years	10 Years
GMO Benchmark-Free Fund | Class III | USD ($)	84	169	263	538

If you do not sell your shares
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
GMO Benchmark-Free Fund | Class III | USD ($)	58	141	232	498

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2017, the Fund’s portfolio turnover rate (excluding short-term investments) was 86% of the average value of its portfolio. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2017, excluding transactions in U.S. Treasury Fund and other short-term investments, was 83% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not intended to serve as a standalone investment.

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (each, a "GMO Fund"). The Fund may invest in any GMO Fund (collectively, the "underlying GMO Funds"), whether now existing or created in the future. These underlying GMO Funds may include, among others, the Equity Funds, the Fixed Income Funds, the Implementation Funds, and SGM Major Markets Fund (see "Additional Information About the Fund's Investment Strategies, Risks and Expenses — Asset Allocation Funds"). The Fund also may invest directly in securities (particularly asset-backed securities, and including other underlying funds).

GMO implements the Fund's strategy by allocating its assets among asset classes represented by the underlying GMO Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying GMO Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market, capitalization range, credit quality (i.e., the Fund may invest in below investment grade securities (commonly referred to as "junk bonds")), or maturity. At times, the Fund may have substantial exposure to a particular country or type of country (including non-U.S. countries). GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the Fund's investments (including underlying GMO Funds as well as direct investments) and to decide how much to invest in each. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund's holdings of the underlying GMO Funds in response to changes in GMO's investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. GMO's ability to shift investments among the underlying GMO Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying GMO Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying GMO Fund. The Fund may have indirect exposure to derivatives and short sales through its investment in other underlying GMO Funds. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments. The factors GMO considers and investment methods GMO uses can change over time.

The Fund may gain exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions undertaken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives but may do so indirectly through its subsidiary (or otherwise).

In seeking to achieve the Fund's investment objective, GMO may invest a significant portion of the Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be temporary defensive positions.

The Fund also may invest in in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in its wholly-owned subsidiary and in the underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying funds may affect the performance of those underlying funds more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see "Description of Principal Risks."

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the equity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•   Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•   Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than is the case with issuers of investment grade investments.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•   Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

•   Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•   Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

•   Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•   Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 5.96% (1Q2012) Lowest Quarter: -6.74% (3Q2015) Year-to-Date (as of 3/31/17): 5.67%
Average Annual Total Returns Periods Ending December 31, 2016
Average Annual Total Returns - GMO Benchmark-Free Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class III	4.88%	5.29%		5.02%	Jun. 15, 2011
Class III | Return After Taxes on Distributions	3.92%	3.31%		3.12%	Jun. 15, 2011
Class III | Return After Taxes on Distributions and Sale of Fund Shares	3.02%	3.79%		3.60%	Jun. 15, 2011
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	4.01%	0.70%		1.21%	Jun. 15, 2011
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.18%	1.40%		1.44%	Jun. 15, 2011